Stockholders' Equity - Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 15, 2010 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative redeemable and non-cumulative preferred stock shares outstanding		3,300,000			4,000,000			810,370
Preferred stock, dividend rate, percentage		6.97%						7.25%
Cash dividends per preferred share		$ 3.49	$ 3.49	$ 3.49	$ 2.22	$ 1.59	$ 1.05		$ 72.50
Cash dividends, variable rate for series B preferred stock	3-month LIBOR plus 170 basis points per annum
Basis points used to calculate series B preferred stock dividend					1.70%
Liquidation preference value of preferred stock		$ 50			$ 100
Series C conversion into common stock								41,000,000